SHARE-BASED PAYMENT - Share Options Activity (Details) - 2015, 2018 and 2023 Plans - Employee Stock Option $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares shares
Share number
Outstanding at beginning of year	19,102,765
Granted (in shares)	1,104,080
Exercised	(6,940,496)
Forfeited	(505,008)
Outstanding at end of year	12,761,341
Exercisable	12,746,395
Expected to vest	14,946
Weighted average exercise price per option
Outstanding at beginning of year (in USD per share) | $ / shares	$ 0.03
Forfeited (in USD per share) | $ / shares	0.27
Outstanding at end of year (in USD per share) | $ / shares	0.04
Exercisable (in USD per share) | $ / shares	$ 0.04
Weighted-average remaining exercise contractual life (years)
Outstanding	6 years
Exercisable	6 years
Excepted to vest	5 years 4 months 17 days
Aggregate intrinsic value
Outstanding | $	$ 21,123
Exercisable | $	21,098
Expected to vest | $	$ 25